SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accounts receivable, gross	$ 1,114,780	$ 9,507,102
Allowance for doubtful accounts	(2,642)	(101,947)
Accounts receivable, net	1,112,138	$ 9,405,155
Subsequent Collection [Member]
Accounts receivable, gross	$ 621,575
Percentage of subsequent collection	56.00%
Allowance for doubtful accounts
Accounts receivable, net	$ 621,575
Percentage of subsequent collection, net	56.00%
Less Than 6 Months [Member]
Accounts receivable, gross	$ 987,980
Less Than 6 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 526,406
Percentage of subsequent collection	53.00%
From 7 To 9 Months [Member]
Accounts receivable, gross	$ 46,929
From 7 To 9 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 35,620
Percentage of subsequent collection	76.00%
From 10 To 12 Months [Member]
Accounts receivable, gross	$ 58,766
From 10 To 12 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 58,575
Percentage of subsequent collection	99.00%
Over 1 Year [Member]
Accounts receivable, gross	$ 21,105
Over 1 Year [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 974
Percentage of subsequent collection	5.00%